[SRZ LETTERHEAD]

May 29, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-0505

Re:	The Motley Fool Funds Trust
Registration Statement on Form N-1A
File Nos. 811-22264 and 333-156770

Ladies and Gentlemen:

On behalf of The Motley Fool Funds Trust (the “Trust”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”), pursuant to requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), Pre-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment includes changes to the Prospectus that we believe fully respond to oral comments received from the staff of the Commission (the “Staff”) on May 27, 2009.  Below, we set forth the Trust’s responses to each of the Staff’s comments and provide the information you requested.  For your convenience, our summaries of the Staff’s comments are italicized and numbered, and each comment is followed by the Trust’s response.  Capitalized terms used but not defined in this letter have the same meanings given to them in the Amendment.

1.  You requested that a word other than “waived” be used to describe the Adviser’s treatment of expenses under the Expense Limitation and Reimbursement Agreement.  You have also asked whether the “waiver” by the Adviser is discretionary such that the Adviser can manipulate the performance incentive adjustment and, in that regard, requested disclosure that the calculation of expenses deferred, absorbed and reimbursed is not discretionary on the part of the Adviser and that the Adviser is a fiduciary of the Trust.

Securities and Exchange Commission

May 29, 2009

The arrangements relating to “waiver” of expenses under the Expense Limitation and Reimbursement Agreement are contractual and determined mathematically in an objective, formulaic manner.  The Adviser is aware that it may be deemed to have certain fiduciary obligations to the Trust under applicable law and intends fully to comply with its obligations and applicable law.  Disclosure in the prospectus has been revised as requested.  In addition, disclosure has been added in the section of the Prospectus captioned “Advisory Fee” that the deferral of fees under the Expense Limitation and Reimbursement Agreement may result in a performance adjustment that increases compensation to the adviser, and that such increase may exceed the amount of fees deferred.

2.  You have asked whether the Trust’s expenses are understated because the small-balance account fee is not included as part of annual fund operating expenses.

The small-balance account fee is not an expense of the Trust and is therefore not included as part of “Other Expenses” in the table appearing under the caption “Fees and Expenses.”  The fee is paid to the Trust by a shareholder through the redemption of shares in the shareholder’s account.  It is not a fee or expense paid by the Trust.  Please note that footnote (b) to that table does disclose on a percentage basis the maximum increase in shareholder expense that might result from the small-balance account fee.  It is currently contemplated that the small-balance account fee will be paid directly to the Trust.

We have also revised disclosure as to the types of accounts that are excluded from the small-balance account fee.

3.  You have asked that disclosure in the Prospectus with regard to procedures designed to minimize conflicts between the Trust, the Adviser and the publishing affiliates of the Adviser be expanded and that a cross reference to the SAI be provided.

Disclosure has been revised as requested.

4.  You have asked that disclosure relating to the risks associated with investments in mid-capitalization companies be added to the Prospectus in the section captioned “Principal Risks”.

Disclosure has been added as requested.

5.  You have asked that disclosure be clarified to indicate that current income is not an objective of the Trust but is considered by the Adviser in evaluating securities being considered for purchase by the Trust.

Disclosure has been revised as requested.

The Trust believes that the foregoing responses, together with the changes made in the Amendment, appropriately address all of the Staff’s comments.

Securities and Exchange Commission

May 29, 2009

We respectfully request immediate review of the Amendment by the Staff so as to enable the Registration Statement to be made effective today, after the filing of an acceleration request pursuant to Rule 461(a) under the 1933 Act.

Please call me at 212-756-2533 with any comments on the Amendment or if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ Kenneth S. Gerstein
Kenneth S. Gerstein